Share capital - Fully diluted loss per share did not include effect would be anti dilutive (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock options
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	11,141,488	12,272,424
Warrants
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	7,158,021	12,518,402
DSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	93,956	44,623
RSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	522,385	507,829